UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2010
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November5, 2010

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$28,692
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1683 26296.000SH       SOLE                26296.000
*** SCHLUMBERGER LTD           COM              806857108     1113 18073.000SH       SOLE                18073.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101      789 30170.000SH       SOLE                30170.000
CERNER CORP                    COM              156782104     1766 21030.000SH       SOLE                21030.000
CHEVRON CORP                   COM              166764100     1070 13203.000SH       SOLE                13203.000
CISCO SYS INC                  COM              17275r102      776 35437.000SH       SOLE                35437.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1841 28563.000SH       SOLE                28563.000
CONOCOPHILLIPS                 COM              20825c104      773 13458.000SH       SOLE                13458.000
EMC CORP                       COM              268648102     1236 60841.000SH       SOLE                60841.000
EXXON MOBIL CORP               COM              30231g102     1170 18939.995SH       SOLE                18939.995
FACTSET RESEARCH SYSTEM        COM              303075105     1226 15113.000SH       SOLE                15113.000
FLOWSERVE CP                   COM              34354P105      971 8874.000 SH       SOLE                 8874.000
HANSENS NATURAL CORP           COM              411310105     1007 21591.000SH       SOLE                21591.000
IMMUCOR INC                    COM              452526106      593 29929.000SH       SOLE                29929.000
INTEL CORP                     COM              458140100      328 17084.000SH       SOLE                17084.000
JOHNSON & JOHNSON              COM              478160104     1002 16164.000SH       SOLE                16164.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1362 17365.000SH       SOLE                17365.000
MEMC ELECTRONIC MATERIALS      COM              552715104      136 11446.000SH       SOLE                11446.000
MICROSOFT CORP                 COM              594918104      850 34688.000SH       SOLE                34688.000
P G & E CORPORATION            COM              69331c108      324 7125.000 SH       SOLE                 7125.000
PROCTER & GAMBLE CO            COM              742718109      276 4601.000 SH       SOLE                 4601.000
PRUDENTIAL FINANCIAL INC       COM              744320102      946 17456.000SH       SOLE                17456.000
RESMED INC.                    COM              761152107      963 29350.000SH       SOLE                29350.000
SOUTHERN CO                    COM              842587107      253 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108     1107 15931.000SH       SOLE                15931.000
STRYKER CORP                   COM              863667101      956 19091.000SH       SOLE                19091.000
TARGET CORP                    COM              87612e106     1153 21569.000SH       SOLE                21569.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1253 20703.000SH       SOLE                20703.000
WATERS CORP                    COM              941848103     1500 21191.000SH       SOLE                21191.000
WHOLE FOODS MKT INC            COM              966837106      270 7275.000 SH       SOLE                 7275.000